Segment Reporting	12 Months Ended
Dec. 31, 2010
Segment Reporting [Abstract]
Segment Reporting
17. Segment Reporting
     We invest in senior housing and health care real estate. We evaluate our business and make resource allocations on our three business segments: senior housing triple-net, senior housing operating and medical facilities. Our primary senior housing triple-net properties include skilled nursing facilities, assisted living facilities, independent living/continuing care retirement communities and combinations thereof. Under the senior housing triple-net segment, we invest in senior housing and health care real estate through acquisition and financing of primarily single tenant properties. Properties acquired are primarily leased under triple-net leases and we are not involved in the management of the property. Our senior housing operating properties include assisted living facilities and independent living/continuing care retirement communities that our owned and/or operated through RIDEA partnership structures. Our primary medical facility properties include medical office buildings, hospitals and life science buildings. Our medical office buildings are typically leased to multiple tenants and generally require a certain level of property management. Our hospital investments are structured similar to our senior housing triple-net investments. Our life science investments represent investments in an unconsolidated joint venture (see Note 7 for additional information). The accounting policies of the segments are the same as those described in the summary of significant accounting policies (in Note 2 to our audited consolidated financial statements). There are no intersegment sales or transfers. We evaluate performance based upon net operating income of the combined properties in each segment. Non-segment revenue consists mainly of interest income on non-real estate investments and other income. Non-segment assets consist of corporate assets including cash, deferred loan expenses and corporate offices and equipment among others. Non-property specific revenues and expenses are not allocated to individual segments in determining net operating income.
     During the three months ended March 31, 2011, we changed the name of our senior housing and care segment to senior housing triple-net. Additionally, we added a new senior housing operating segment. The following amounts previously reported in senior housing and care for the year ended December 31, 2010 have been reclassified to senior housing operating in the current year: (i) resident fees and services income of $51,006,000; (ii) property operating expenses of $32,621,000; (iii) net operating income of $18,385,000; (iv) real estate depreciation and amortization of $15,405,000; (v) interest expense of $6,321,000; and (vi) total assets of $1,080,416,000. There were no senior housing operating segment investments prior to September 1, 2010.
     Summary information for the reportable segments during the years ended December 31, 2010, 2009 and 2008 is as follows (in thousands and includes amounts from discontinued operations):

						Property	Net	Real Estate
	Rental	Resident Fees	Interest	Other	Total	Operating	Operating	Depreciation/	Interest	Total
	Income	and Services	Income	Income	Revenues	Expenses	Income(1)	Amortization	Expense	Assets
Year Ended December 31, 2010
Senior housing and care(2)	$382,904	$51,006	$36,176	$3,386	$473,472	$32,621	$440,851	$126,717	$22,905	$5,837,312
Medical facilities(3)	220,506	—	4,679	985	226,170	53,844	172,326	75,826	24,926	3,389,441
Non-segment/Corporate	—	—	—	2,874	2,874	—	2,874	—	113,129	224,981

	$603,410	$51,006	$40,855	$7,245	$702,516	$86,465	$616,051	$202,543	$160,960	$9,451,734

Year Ended December 31, 2009
Senior housing and care(2)	$358,109	$—	$35,945	$5,309	$399,363	$—	$399,363	$101,300	$12,622	$4,135,065
Medical facilities	181,802	—	4,940	9,368	196,110	48,965	147,145	63,623	20,584	2,140,044
Non-segment/Corporate	—	—	—	1,170	1,170	—	1,170	—	76,566	92,077

	$539,911	$—	$40,885	$15,847	$596,643	$48,965	$547,678	$164,923	$109,772	$6,367,186

Year Ended December 31, 2008
Senior housing and care(2)	$345,053	$—	$35,143	$5,994	$386,190	$—	$386,190	$98,675	$7,176
Medical facilities	177,128	—	4,920	2,835	184,883	46,629	138,254	64,370	21,828
Non-segment/Corporate	—	—	—	1,692	1,692	—	1,692	—	112,055

	$522,181	$—	$40,063	$10,521	$572,765	$46,629	$526,136	$163,045	$141,059

(1)	Net operating income (“NOI”) is used to evaluate the operating performance of our properties. We define NOI as total revenues, including tenant reimbursements, less property level operating expenses, which exclude depreciation and amortization, general and administrative expenses, impairments and interest expense. We believe NOI provides investors relevant and useful information because it measures the operating performance of our properties at the property level on an unleveraged basis. We use NOI to make decisions about resource allocations and to assess the property level performance of our properties.

(2)	Includes senior housing triple-net and senior housing operating results.

(3)	Excludes income and expense amounts related to our life science buildings held in an unconsolidated joint venture. Please see Note 7 for additional information.